INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Held-to-Maturity Amortized Cost
Amortized cost	$ 142,862	$ 429,328
Held-to-Maturity Market Value
Held-to-Maturity Market Value	142,821	424,118
Available-for-Sale Amortized Cost
Amortized Cost	2,798,298	2,792,326
Available-for-Sale Market Value
Investment securities	2,852,084	2,779,255
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	7,382
Available-for-Sale Market Value
Investment securities	7,408
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	52,075
Available-for-Sale Market Value
Investment securities	53,189
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	4,756
Held-to-Maturity Market Value
Held-to-Maturity Market Value	5,417
Available-for-Sale Amortized Cost
Amortized Cost	144,626
Available-for-Sale Market Value
Investment securities	149,961
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	6,258
Held-to-Maturity Market Value
Held-to-Maturity Market Value	6,370
Available-for-Sale Amortized Cost
Amortized Cost	528,939
Available-for-Sale Market Value
Investment securities	547,578
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	20,818	25,565
Held-to-Maturity Market Value
Held-to-Maturity Market Value	20,766	24,520
Available-for-Sale Amortized Cost
Amortized Cost	421,945	565,071
Available-for-Sale Market Value
Investment securities	431,555	558,599
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	101,267	147,780
Held-to-Maturity Market Value
Held-to-Maturity Market Value	100,613	143,653
Available-for-Sale Amortized Cost
Amortized Cost	474,174	423,797
Available-for-Sale Market Value
Investment securities	476,518	421,035
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	9,763	12,540
Held-to-Maturity Market Value
Held-to-Maturity Market Value	9,655	11,907
Available-for-Sale Amortized Cost
Amortized Cost	769,076	928,586
Available-for-Sale Market Value
Investment securities	785,444	926,747
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	400,081	511,430
Available-for-Sale Market Value
Investment securities	$ 400,431	$ 509,231